Leases - Schedule of Lease Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
Right-of-use assets	$ 1,196	$ 1,179	$ 1,381
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Short-term lease liabilities
Short-term lease liabilities		$ 275
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Long-term lease liabilities
Long-term lease liabilities		$ 1,156
Finance Leases
Right-of-use assets		233
Short-term lease liabilities		$ 76
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Short-term lease liabilities
Long-term lease liabilities		$ 88
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Long-term lease liabilities